Subsequent Events	12 Months Ended
Jun. 30, 2018
Subsequent Events [Abstract]
Subsequent Events

NOTE 13 – SUBSEQUENT EVENTS

Conversions

On July 2, 2018, pursuant to a conversion notice, $35,000 in principal and $2,808 in interest was converted at $0.03 per share into 1,262,785 shares of common stock.

On July 6, 2018, pursuant to a conversion notice, $40,000 in principal and $4,570 in interest was converted at $0.03 per share into 1,614,885 shares of common stock.

On July 10, 2018, pursuant to a conversion notice, $25,000 in principal and $2,050 in interest was converted at $0.03 per share into 1,024,621 shares of common stock.

On July 10, 2018, pursuant to a conversion notice, $35,000 in principal and $1,281 in interest was converted at $0.03 per share into 1,329,952 shares of common stock.

On July 13, 2018, pursuant to a conversion notice, $30,000 in principal and $2,480 in interest was converted at $0.02 per share into 1,582,846 shares of common stock.

On July 15, 2018, pursuant to a conversion notice, $30,000 in principal and $3,484 in interest was converted at $0.02 per share into 1,550,185 shares of common stock.

On July 17, 2018, pursuant to a conversion notice, $20,000 in principal and $1,671 in interest was converted at $0.02 per share into 1,128,704 shares of common stock.

On July 22, 2018, pursuant to a conversion notice, $30,000 in principal and $3,529 in interest was converted at $0.02 per share into 2,056,993 shares of common stock.

On July 23, 2018, pursuant to a conversion notice, $30,000 in principal and $1,959 in interest was converted at $0.02 per share into 1,718,250 shares of common stock.

On July 24, 2018, pursuant to a conversion notice, $30,000 in principal and $2,553 in interest was converted at $0.02 per share into 2,170,222 shares of common stock.

On July 25, 2018, pursuant to a conversion notice, $20,000 in principal was converted at $0.02 per share into 1,112,347 shares of common stock.

On July 26, 2018, pursuant to a conversion notice, $20,000 in principal was converted at $0.02 per share into 1,273,885 shares of common stock.

On July 30, 2018, pursuant to a conversion notice, $20,000 in principal was converted at $0.01 per share into 1,388,889 shares of common stock.

On July 31, 2018, pursuant to a conversion notice, $20,000 in principal and $1,733 in interest was converted at $0.01 per share into 1,857,550 shares of common stock.

On July 31, 2018, pursuant to a conversion notice, $15,000 in principal was converted at $0.01 per share into 1,041,667 shares of common stock.

On August 2, 2018, pursuant to a conversion notice, $20,000 in principal and $1,742 in interest was converted at $0.01 per share into 2,119,125 shares of common stock.

On August 2, 2018, pursuant to a conversion notice, $15,000 in principal was converted at $0.01 per share into 1,260,504 shares of common stock.

On August 3, 2018, pursuant to a conversion notice, $10,000 in principal and $873 in interest was converted at $0.01 per share into 1,184,459 shares of common stock.

On August 3, 2018, pursuant to a conversion notice, $25,000 in principal and $1,693 in interest was converted at $0.01 per share into 2,517,746 shares of common stock.

On August 7, 2018, pursuant to a conversion notice, $20,000 in principal was converted at $0.01 per share into 2,173,913 shares of common stock.

On August 8, 2018, pursuant to a conversion notice, $15,500 in principal and $1,371 in interest was converted at $0.01 per share into 2,162,935 shares of common stock.

On August 8, 2018, pursuant to a conversion notice, $18,000 in principal and $2,195 in interest was converted at $0.01 per share into 3,612,615 shares of common stock.

On August 13, 2018, pursuant to a conversion notice, $20,000 in principal was converted at $0.01 per share into 3,125,000 shares of common stock.

On August 13, 2018, pursuant to a conversion notice, $15,000 in principal and $1,343 in interest was converted at $0.01 per share into 2,867,251 shares of common stock.

On August 13, 2018, pursuant to a conversion notice, $15,000 in principal and $1,049 in interest was converted at $0.01 per share into 2,724,748 shares of common stock.

On August 20, 2018, pursuant to a conversion notice, $12,430 in principal was converted at $0.004 per share into 3,271,053 shares of common stock.

On August 20, 2018, pursuant to a conversion notice, $10,000 in principal and $647 in interest was converted at $0.003 per share into 3,348,009 shares of common stock.

On August 22, 2018, pursuant to a conversion notice, $10,570 in principal and $885 in interest was converted at $0.003 per share into 3,272,857 shares of common stock.

On August 22, 2018, pursuant to a conversion notice, $14,000 in principal and $1,006 in interest was converted at $0.003 per share into 4,566,789 shares of common stock.

On August 24, 2018, pursuant to a conversion notice, $10,000 in principal and $656 in interest was converted at $0.003 per share into 3,860,710 shares of common stock.

On August 27, 2018, pursuant to a conversion notice, $5,235 in interest was converted at $0.003 per share into 1,768,581 shares of common stock.

On August 28, 2018, pursuant to a conversion notice, $10,250 in principal and $750 in interest was converted at $0.002 per share into 4,549,363 shares of common stock.

On August 28, 2018, pursuant to a conversion notice, $8,500 in principal and $565 in interest was converted at $0.002 per share into 3,873,838 shares of common stock.

On August 29, 2018, pursuant to a conversion notice, $8,450 in principal and $563 in interest was converted at $0.002 per share into 3,851,850 shares of common stock.

On August 31, 2018, pursuant to a conversion notice, $9,000 in principal and $1,159 in interest was converted at $0.003 per share into 3,972,976 shares of common stock.

On September 4, 2018, pursuant to a conversion notice, $3,000 in principal and $237 in interest was converted at $0.002 per share into 1,383,192 shares of common stock.

On September 5, 2018, pursuant to a conversion notice, $3,000 in principal and $237 in interest was converted at $0.002 per share into 1,383,474 shares of common stock.

On September 6, 2018, pursuant to a conversion notice, $7,250 in principal and $545 in interest was converted at $0.002 per share into 3,223,755 shares of common stock.

On September 6, 2018, pursuant to a conversion notice, $28,750 in principal was converted at $0.002 per share into 12,500,000 shares of common stock.

On September 6, 2018, pursuant to a conversion notice, $9,000 in principal and $1,194 in interest was converted at $0.003 per share into 3,986,546 shares of common stock.

On September 7, 2018, pursuant to a conversion notice, $5,000 in principal and $343 in interest was converted at $0.002 per share into 2,283,474 shares of common stock.

On September 11, 2018, pursuant to a conversion notice, $28,500 in principal and $2,174 in interest was converted at $0.02 per share into 1,978,955 shares of common stock.

On September 14, 2018, pursuant to a conversion notice, $50,000 in principal and $4,056 in interest was converted at $0.03 per share into 1,937,475 shares of common stock.

On September 14, 2018, pursuant to a conversion notice, $131,500 in principal and $5,707 in interest was converted at $0.03 per share into 4,759,165 shares of common stock.

June 29, 2018 Securities Purchase Agreement

Effective June 29, 2018, the Company entered into a securities purchase agreement with Coventry Enterprises, LLC (“Coventry Enterprises”), pursuant to which Coventry Enterprises purchased two 8% unsecured convertible promissory notes from the Company in the aggregate principal amount of $200,000, such principal and the interest thereon convertible into shares of the Company’s common stock at the option of Coventry Enterprises.

The purchase price of $100,000 of the first note (the “July 2018 Coventry Note”) was paid in cash by Coventry Enterprises on July 2, 2018. After payment of certain legal fees and expenses, net proceeds to the Company from the First Note totaled $95,000. The purchase price of $100,000 of the second note (the “July 2018 Coventry Back-End Note”) was initially paid for by the issuance of an offsetting $100,000 collateralized secured note issued to Company by Coventry Enterprises (the “July 2018 Coventry Enterprises Note”). The terms of the July 2018 Coventry Back-End Note require cash funding prior to any conversion thereunder. The July 2018 Coventry Back-End Note is due February 29, 2019, unless certain conditions are not met, in which case both the July 2018 Coventry Back-End Note and the July 2018 Coventry Enterprise Note may both be cancelled

The maturity date of the July 2018 Coventry Note and the July 2018 Coventry Back-End Note is June 29, 2019. The outstanding principal amounts plus accrued interest under both the July 2018 Coventry Note and the July 2018 Coventry Back-End Note are convertible into shares of common stock of the Company at a conversion price equal to 61% of the lowest closing bid price of the Company’s common stock as reported on the exchange or quotation system on which the Company’s shares are then traded for the ten prior trading days including the day upon which a notice of conversion is received by the Company from Coventry Enterprises. Coventry Enterprises shall be restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by Coventry Enterprises and its affiliates, exceeds 9.9% of the outstanding shares of the Company’s common stock.

The July 2018 Coventry Note may be prepaid by the Company with certain penalties until 180 days from the issuance date. The July 2018 Coventry Back-End Note may not be prepaid by the Company.

Upon an event of default, principal and accrued interest will become immediately due and payable under the notes. Additionally, upon an event of default, both notes will accrue interest at a default interest rate of 24% per annum or the highest rate of interest permitted by law. Further, certain events of default may trigger penalty and liquidated damage provisions.

July 13, 2018 Securities Purchase Agreement

Effective July 13, 2018, the Company entered into a securities purchase agreement with Eagle Equities, pursuant to which Eagle Equities purchased a convertible promissory note (the “July 2018 Note”) from the Company in the aggregate principal amount of $75,000, such principal and the interest thereon convertible into shares of the Company’s common stock at the option of Eagle Equities any time after the six month anniversary of the July 2018 Eagle Note. The transaction closed on July 16, 2018 and on July 19, 2018 the Company received proceeds of $71,250 as $3,750 was paid directly to legal fees.

The maturity date of the July 2018 Eagle Note is July 13, 2019. The July 2018 Eagle Note bears interest at a rate of 8% per annum, which interest shall be paid by the Company to Eagle Equities in shares of the Company’s common stock upon receipt of a notice of conversion by the Company from Eagle Equities at any time after the six-month anniversary of the Note.

Additionally, Eagle Equities has the option to convert all or any amount of the principal face amount of the July 2018 Eagle Note, at any time, for shares of the Company’s common stock at a price equal to 60% of the lowest closing bid price of the Company’s common stock for the ten prior trading days, including the day upon which the Company receives a notice of conversion, subject to adjustment in certain events. Eagle Equities shall be restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by Eagle Equities and its affiliates, exceeds 4.99% of the outstanding shares of the Company’s common stock.

The July 2018 Eagle Note may be prepaid by the Company with certain penalties until January 9, 2019.

Upon an event of default, principal and accrued interest will become immediately due and payable under the notes. Additionally, upon an event of default, both notes will accrue interest at a default interest rate of 24% per annum or the highest rate of interest permitted by law. Further, certain events of default may trigger penalty and liquidated damage provisions.

August 28, 2018 Securities Purchase Agreement

Effective August 28, 2018, the Company entered into a securities purchase agreement (the “Power Up Purchase Agreement”) with Power Up Lending Group Ltd. (“Power Up”), pursuant to which Power Up purchased a convertible promissory note (the “August 28, 2018 Power Up Note”) from the Company in the aggregate principal amount of $53,000, such principal and the interest thereon convertible into shares of the Company’s common stock at the option of Power Up. The transactions contemplated by the Power Up Purchase Agreement closed on August 28, 2018.

The maturity date of the August 28, 2018 Power Up Note is August 28, 2019 (the “Maturity Date”). The August 28, 2018 Power Up Note bears interest at a rate of 8% per annum, which interest may be paid by the Company to Power Up in shares of the Company’s common stock, but shall not be payable until the August 2018 Power Up Note becomes payable, whether at the Maturity Date or upon acceleration or by prepayment, as described below.

Additionally, Power Up has the option to convert all or any amount of the principal face amount of the August 28, 2018 Power Up Note, starting on February 24, 2019.

The August 28, 2018 Power Up Note may be prepaid by the Company until 180 days from the issuance date.

Upon an event of default, interest on the outstanding principal shall accrue at a default interest rate of 22% per annum. In the event that the Company fails to deliver to Power Up shares of common stock issuable upon conversion of principal or interest under the August 28, 2018 Power Up Note within three business days of a notice of conversion by Power Up, the Company shall incur a penalty of $500, provided, however, that such fee shall not be due if the failure to deliver the shares is a result of a third party such as the transfer agent.

August 29, 2018 Securities Purchase Agreement

Effective August 29, 2018, the Company entered into a securities purchase agreement with Eagle Equities, pursuant to which Eagle Equities purchased a convertible promissory note (the “August 29, 2018 Eagle Note”) from the Company in the aggregate principal amount of $105,000, such principal and the interest thereon convertible into shares of the Company’s common stock at the option of Eagle Equities any time after the six month anniversary of the August 29, 2018 Eagle Note. The transactions contemplated by the agreement closed on August 30, 2018.

The maturity date of the August 29, 2018 Eagle Note is August 29, 2019. The August 2018 Eagle Note bears interest at a rate of 8% per annum, which interest shall be paid by the Company to Eagle Equities in shares of the Company’s common stock upon receipt of a notice of conversion by the Company from Eagle Equities at any time after the six month anniversary of the August 29, 2018 Eagle Note.

Additionally, Eagle Equities has the option to convert all or any amount of the principal face amount of the August 29, 2018 Eagle Note, at any time, into shares of the Company’s common stock at a price equal to 60% of the lowest closing bid price (the “Closing Bid Price”) of the Company’s common stock as reported on the OTC Markets quotation system for the ten prior trading days, including the day upon which the Company receives a notice of conversion from Eagle Equities (the “Conversion Price”). However, in the event that the Company’s common stock is restricted by the DTC for any reason, the Conversion Price shall be lowered to 50% of the lowest Closing Bid Price for the duration of such restriction. If the Company fails to maintain a reserve of shares of its common stock at least four times the number of shares issuable upon conversion of the August 28, 2018 Eagle Note for at least 60 days after the issuance of the August 28, 2018 Eagle Note, the conversion discount shall be increased by 10%. Notwithstanding the foregoing, Eagle Equities shall be restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by Eagle Equities and its affiliates, exceeds 4.99% of the outstanding shares of the Company’s common stock.

The August 29, 2018 Eagle Note may be prepaid by the Company until February 25, 2019.

Upon an event of default, interest on the outstanding principal shall accrue at a default interest rate of 24% per annum or at the highest rate permitted by law. Further, certain events of default may trigger penalty and liquidated damage provisions.

Pre-Payment of March 5, 2018 Power Up Note

On August 28, 2018, the Company prepaid the outstanding principal balance of $53,000 and related accrued interest of $2,033 that was due under the March 5, 2018 Power Up Note. The Company incurred a penalty in the amount of $20,362 as a result of the pre-payment.

Payment of Accrued Bonus Award

On August 29, 2018, the Company made a $20,000 AUD ($17,110 USD) payment to James Nathanielsz related to the cash bonus that was approved on March 16, 2018 (see Note 10 – Related Party Transactions).

On September 11, 2018, the Company made a $20,000 AUD ($17,246 USD) payment to James Nathanielsz related to the cash bonus that was approved on March 16, 2018 (see Note 10 – Related Party Transactions).

Exercise of September 30, 2013 Warrant

On August 29, 2018, the Company received payment of $39.24 AUD for the exercise of a warrant for 12,000 shares of the Company’s common stock.

September 13, 2018 Collaboration Agreement

On September 13, 2018, the Company entered into a two-year collaboration agreement with the University of Jaen (the “University”) to provide certain research services to the Company. In consideration of such services, the Company has agreed to pay the University approximately 52,000 Euros ($60,762 USD) in year one and a maximum of 40,000 Euros ($46,740 USD) in year two. Additionally, in exchange for full ownership of the intellectual property the Company has agreed to pay royalties of 2% of net revenues to the University.